Accumulated Other Comprehensive Income (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	¥ 19,249,738
Net change during the period	(246,657)	¥ 344,351
Balance at end of period	19,664,725	19,481,053
Accumulated other comprehensive income, net of taxes:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	2,561,190	2,237,625
Net change during the period	(171,715)	243,252
Balance at end of period	2,389,475	2,480,877
Net unrealized losses (gains) on investment securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(883,061)	(826,271)
Net change during the period	31,954	41,091
Balance at end of period	(851,107)	(785,180)
Net debt valuation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(30,121)	(41,382)
Net change during the period	(24,959)	3,051
Balance at end of period	(55,080)	(38,331)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(1,199)	63
Net change during the period	(621)	178
Balance at end of period	(1,820)	241
Defined benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	461,286	389,392
Net change during the period	32,968	(23,831)
Balance at end of period	494,254	365,561
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	3,014,285	2,715,823
Net change during the period	(211,057)	222,763
Balance at end of period	¥ 2,803,228	¥ 2,938,586